Investment Strategy - Franklin OnChain U.S. Government Money Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy.

The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees on Fund redemptions. Please note, however, that the board of trustees reserves the ability to subject the Fund to a liquidity fee in the future, after providing prior notice to shareholders.

The Fund invests in:

U.S. government securities which may include fixed, floating and variable rate securities.

Repurchase agreements which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

Portfolio maturity and quality The Fund only buys securities that at the time of acquisition are "eligible securities," as defined by applicable regulation (e.g., government securities, securities issued by a money market fund, and securities that the investment manager determines present minimal credit risks). The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less (or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation).

Use of Blockchain

The Fund’s transfer agent maintains the official record of share ownership via a proprietary blockchain-integrated system that utilizes features of traditional book-entry form and one or more public blockchain networks. The use of blockchain technology is relatively new and still evolving for mutual funds. Similar to traditional fund recordkeeping systems, all Fund and shareholder records in the blockchain-integrated system are under the full and complete control of the Fund’s transfer agent.

A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions.

The transfer agent’s blockchain-integrated system is distinguishable from distributed ledgers/blockchains that lack access controls and other restrictions on which permissionless tokens are issued and transferred. Permissionless tokens include, for example, the native digital asset of distributed blockchains that are: (1) issued in a decentralized manner under no one entity’s control; and (2) unconstrained in accessibility and movement. Examples of native digital assets include Bitcoin (BTC) on the Bitcoin network and Ether (ETH) on the Ethereum network.

The Fund’s blockchain-integrated recordkeeping system is a permissioned system created by the transfer agent on a public blockchain network using smart contract technology to incorporate a whitelist of permissioned wallets into the relevant smart contract (or token configuration in the case of Stellar) alongside various administrative control functions. Unlike permissionless tokens, Fund shares recorded on the transfer agent’s blockchain-integrated system are under the unilateral control of the transfer agent. The transfer agent is responsible for maintaining the accuracy of Fund share ownership on any blockchain network used by the blockchain-integrated system and has the ability to correct errors and unauthorized transactions in, and limit the transferability of, Fund shares.

The recording of Fund shares on the blockchain will not affect the Fund’s investments. The Fund intends to be a Government money market fund. Accordingly, the Fund will invest, consistent with Rule 2a-7 under the 1940 Act, at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. The Fund will not invest in any native crypto assets of public permissionless blockchains.

Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks that could adversely affect the Fund. If such an event occurs, the Fund may incur substantial costs. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations. The Fund may never achieve market acceptance and may not be able to attract sizable assets or achieve scale.

The Fund’s investment manager expects that the blockchain-integrated recordkeeping system will provide operational efficiencies without negatively impacting the quality of the transfer agent’s services. For more information regarding the Fund’s use of blockchain technology, see “Use of Blockchain” in the Fund Details section of this prospectus. More detailed information about blockchain technology and the public blockchain networks used by the Fund’s transfer agent, including the regulatory, operational and technological risks associated with distributed ledger technology, as well as detailed information about the Fund and its policies and risks, can be found in the Fund’s Statement of Additional Information (SAI).